PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 92.2% of Net Assets
	ABS Car Loan – 3.7%
$385,778	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.920%, 11/15/2022	$388,708
395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	397,155
1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	1,558,654
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	862,179
1,710,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,743,557
69,689	CPS Auto Receivables Trust, Series 2019-C, Class A, 2.550%, 9/15/2022, 144A	69,739
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	2,007,015
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,802,597
627,551	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	631,801
873,096	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	874,009
595,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	602,251
988,037	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	995,132
475,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	478,810
970,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	984,441
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	510,029
1,475,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	1,498,863
1,170,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	1,195,364
189,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	192,519
410,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	418,580
585,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	598,010
1,805,000	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,838,741
2,018,652	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	2,038,023
630,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	631,941
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	788,239
1,610,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.980%, 12/15/2022	1,619,892

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$1,156,732	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	$1,176,903
450,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3 MTN, 1.660%, 5/15/2024	458,906
670,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	681,344
538,622	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.850%, 5/10/2022, 144A	539,286
2,753,282	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	2,760,452
765,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	777,725

		39,120,865

	ABS Home Equity – 0.1%
597,604	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	607,943
208,834	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	209,450

		817,393

	ABS Other – 0.7%
1,083,272	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	1,088,461
430,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	435,722
472,888	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	493,862
805,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	827,729
903,469	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	924,570
1,662,783	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	1,668,179
312,614	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	313,782
1,731,377	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,811,932

		7,564,237

	ABS Student Loan – 0.5%
4,000,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	4,131,345
1,277,646	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,303,200
45,841	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.098%, 1/25/2039, 144A(b)	46,050

		5,480,595

	Agency Commercial Mortgage-Backed Securities – 28.3%
6,657,149	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(a)	7,122,736
1,066,094	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.081%, 11/25/2022(b)	1,068,765

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$398,653	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	$402,881
5,484,827	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.611%, 1/25/2027(b)	5,522,727
9,164,762	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 0.615%, 1/25/2027(b)	9,217,919
15,426,085	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.853%, 2/25/2027(b)	15,596,390
20,289,254	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 0.985%, 2/25/2027(b)	20,311,288
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 0.953%, 3/25/2030(b)	31,481,565
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.085%, 3/25/2030(b)	31,805,302
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,420,419
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.795%, 8/25/2029(b)	8,549,453
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	15,068,270
3,113,234	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	3,122,905
3,212,326	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	3,246,945
5,887,230	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,001,481
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(a)	8,491,331
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(a)	8,409,202
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	8,157,881
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,940,153
1,907,071	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	1,950,049
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,553,239
218,030	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 0.483%, 11/25/2021(b)	217,702
930,872	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.803%, 1/25/2023(b)	932,099
3,082,570	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.543%, 10/25/2025(b)	3,094,420
12,133,396	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.653%, 11/25/2026(b)	12,227,016
4,853,726	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.623%, 5/25/2030(b)	4,895,189
4,478,825	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 0.665%, 5/25/2030(b)	4,501,115
8,810,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 0.593%, 6/25/2030(b)	8,851,195
4,950,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 0.595%, 6/25/2030(b)	4,973,653

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$3,319,446	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.513%, 6/25/2027(b)	$3,343,396
2,489,585	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.485%, 6/25/2027(b)	2,497,115
1,784,181	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 0.453%, 7/25/2030(b)	1,774,459
1,500,978	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 0.405%, 7/25/2030(b)	1,492,784
1,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 0.445%, 8/25/2030(b)	1,855,013
4,945,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 0.412%, 8/25/2030(b)	4,945,015
3,129,978	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 0.435%, 8/25/2027(b)	3,130,000
2,794,980	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 0.402%, 8/25/2027(b)	2,794,989
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,466,694
966,028	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	982,030
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 0.485%, 4/25/2030(b)	2,864,008
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 0.452%, 4/25/2030(b)	3,149,904
2,642,580	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.543%, 10/25/2045(b)	2,650,534
5,200,000	FNMA, 3.580%, 1/01/2026	5,824,326
1,545,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 0.420%, 10/25/2027(b)	1,547,482
1,855,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 0.400%, 10/25/2027(b)	1,861,100
112,686	Government National Mortgage Association, Series 2003-72, Class Z, 5.294%, 11/16/2045(a)	124,401
18,850	Government National Mortgage Association, Series 2003-88, Class Z, 5.520%, 3/16/2046(a)	20,596

		297,457,136

	Collateralized Mortgage Obligations – 17.2%
16,299	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT—0.200%, 0.380%, 5/15/2023(b)(c)(d)	15,997
13,419	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT—0.650%, 0.220%, 8/15/2023(b)(c)(d)	13,098
88,022	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	96,981
704,512	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	800,611
1,084,936	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,246,239
449,309	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	497,929

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$912,785	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.801%, 6/15/2048(a)(e)	$977,704
958,849	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.857%, 12/15/2036(a)(e)	1,033,307
403,930	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.259%, 6/15/2043(a)(c)(d)	411,125
875,089	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,012,029
3,876,675	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 0.698%, 6/25/2042(b)	3,919,230
5,858,168	Federal National Mortgage Association, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.658%, 8/25/2042(b)	5,913,367
7,767	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT—0.050%, 0.600%, 9/25/2022(b)(c)(d)	7,662
15,573	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT—0.500%, 0.370%, 4/25/2024(b)(c)(d)	15,175
6,789	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.282%, 8/25/2042(a)(c)(d)	7,283
227,662	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	236,876
507,089	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.191%, 7/25/2037(b)	498,616
895,224	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.459%, 8/25/2038(a)	953,990
2,279,605	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.598%, 6/25/2042(b)	2,294,323
4,581,743	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.148%, 7/25/2043(b)	4,473,637
6,226,314	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.548%, 2/25/2045(b)	6,257,320
10,753,342	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.649%, 6/25/2050(b)	10,945,795
6,751	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.897%, 3/25/2044(a)(c)(d)	7,669
403,579	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.809%, 10/25/2044(b)(c)(d)	409,260
3,534,463	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 0.890%, 2/20/2067(b)	3,577,960
3,885,006	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.570%, 8/20/2069(b)	3,881,476
5,386,539	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.740%, 1/20/2070(b)	5,429,703
1,535,890	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.352%, 2/20/2035(b)	1,532,213
1,141,181	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.672%, 10/20/2037(b)	1,147,171
480,516	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.302%, 11/20/2059(b)(c)(d)	482,006
1,011,780	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.470%, 10/20/2060(b)	1,009,820
820,521	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.490%, 10/20/2060(b)	819,195
456,590	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.520%, 12/20/2060(b)	456,209

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$52,329	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.690%, 9/20/2061(b)	$52,500
658,669	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.590%, 2/20/2061(b)	659,284
48,957	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.740%, 2/20/2061(b)	49,139
83,158	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	84,703
36,116	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(a)(c)(d)	35,386
3,226,903	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.402%, 9/20/2038(b)	3,225,141
1,071	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.590%, 5/20/2062(b)(c)(d)	1,062
618,072	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.660%, 8/20/2062(b)	619,588
1,879,012	Government National Mortgage Association, Series 2012-H20, Class PT, 0.962%, 7/20/2062(a)	1,876,590
135,412	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.640%, 10/20/2062(b)(c)(d)	134,809
46,349	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.640%, 12/20/2062(b)(c)(d)	45,984
2,428,746	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.490%, 3/20/2063(b)	2,426,012
1,731,567	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.540%, 3/20/2063(b)	1,731,138
288,510	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.610%, 5/20/2063(b)	288,868
6,529,734	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 0.770%, 4/20/2063(b)	6,504,847
4,442,206	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.640%, 7/20/2064(b)	4,454,573
3,342,907	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.640%, 7/20/2064(b)	3,353,426
2,675,602	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.610%, 2/20/2065(b)	2,680,361
21,481	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.440%, 4/20/2061(b)(c)(d)	21,338
76,277	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	76,502
306,926	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.620%, 4/20/2065(b)	307,664
4,815,098	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,909,678
19,662	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.390%, 4/20/2065(b)(c)(d)	19,537
3,421,403	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.370%, 5/20/2065(b)	3,407,478
192,377	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.440%, 7/20/2065(b)(c)(d)	191,154
18,480	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.840%, 10/20/2065(b)(c)(d)	18,376
7,145	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.820%, 8/20/2061(b)(c)(d)	7,134

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$4,948,070	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.060%, 2/20/2066(b)	$5,027,122
222,501	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.740%, 4/20/2066(b)(c)(d)	221,478
155,491	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.540%, 9/20/2063(b)(c)(d)	154,700
1,533,721	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.690%, 9/20/2066(b)	1,539,854
74,056	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 0.390%, 10/20/2067(b)(c)(d)	73,677
167,977	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.340%, 10/20/2064(b)	167,702
6,927,812	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.718%, 6/20/2068(b)	6,868,739
157,296	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.490%, 9/20/2068(b)	157,016
9,711,663	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 0.560%, 9/20/2068(b)	9,705,417
11,064,145	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	12,255,619
3,373,647	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.555%, 4/20/2048(b)	3,377,295
6,146,498	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.605%, 5/20/2046(b)	6,123,405
5,747,056	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.640%, 6/20/2069(b)	5,767,868
12,196,618	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 0.802%, 4/20/2070(b)	12,224,707
13,536,286	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 0.552%, 5/20/2070(b)	13,351,570
6,195,398	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 2.036%, 1/20/2070(b)	6,197,443

		180,776,860

	Hybrid ARMs – 3.6%
314,776	FHLMC, 6-month LIBOR + 1.713%, 2.245%, 6/01/2037(b)	315,555
705,243	FHLMC, 12-month LIBOR + 1.761%, 2.374%, 9/01/2035(b)	738,129
55,751	FHLMC, 12-month LIBOR + 1.741%, 2.424%, 12/01/2037(b)	56,074
740,987	FHLMC, 1-year CMT + 2.285%, 2.475%, 2/01/2036(b)	778,188
138,666	FHLMC, 12-month LIBOR + 1.650%, 2.564%, 11/01/2038(b)	139,111
413,480	FHLMC, 1-year CMT + 2.246%, 2.566%, 9/01/2038(b)	434,444
210,523	FHLMC, 1-year CMT + 1.942%, 2.588%, 9/01/2038(b)	211,349
540,127	FHLMC, 1-year CMT + 2.220%, 2.595%, 7/01/2033(b)	543,285
3,174,092	FHLMC, 12-month LIBOR + 1.841%, 2.640%, 1/01/2046(b)	3,283,056

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$130,816	FHLMC, 1-year CMT + 2.209%, 2.669%, 9/01/2038(b)	$131,149
1,950,375	FHLMC, 1-year CMT + 2.250%, 2.716%, 3/01/2037(b)	2,051,740
189,767	FHLMC, 12-month LIBOR + 1.733%, 2.871%, 4/01/2037(b)	198,869
457,329	FHLMC, 1-year CMT + 2.165%, 2.907%, 4/01/2036(b)	458,373
217,461	FHLMC, 12-month LIBOR + 1.932%, 2.937%, 12/01/2034(b)	219,657
1,100,736	FHLMC, 1-year CMT + 2.254%, 3.124%, 2/01/2036(b)	1,159,041
173,299	FHLMC, 12-month LIBOR + 1.838%, 3.353%, 11/01/2038(b)	176,241
206,617	FHLMC, 12-month LIBOR + 1.759%, 3.546%, 3/01/2038(b)	209,146
1,104,028	FHLMC, 12-month LIBOR + 1.894%, 3.641%, 9/01/2041(b)	1,157,411
466,730	FHLMC, 1-year CMT + 2.245%, 3.735%, 3/01/2036(b)	492,895
791,886	FHLMC, 12-month LIBOR + 1.737%, 3.736%, 4/01/2037(b)	798,781
184,720	FHLMC, 1-year CMT + 2.250%, 3.759%, 2/01/2035(b)	194,824
152,759	FHLMC, 12-month LIBOR + 2.180%, 4.180%, 3/01/2037(b)	153,864
508,174	FNMA, 6-month LIBOR + 1.540%, 1.930%, 7/01/2035(b)	526,224
49,200	FNMA, 6-month LIBOR + 1.460%, 1.963%, 2/01/2037(b)	50,649
251,436	FNMA, 12-month LIBOR + 1.650%, 2.150%, 10/01/2033(b)	261,509
1,222,426	FNMA, 12-month LIBOR + 1.800%, 2.300%, 10/01/2041(b)	1,274,277
827,545	FNMA, 12-month LIBOR + 1.606%, 2.310%, 9/01/2037(b)	862,919
168,025	FNMA, 12-month LIBOR + 1.560%, 2.340%, 8/01/2035(b)	168,832
191,919	FNMA, 1-year CMT + 2.185%, 2.362%, 12/01/2034(b)	192,448
1,268,752	FNMA, 1-year CMT + 2.173%, 2.427%, 11/01/2033(b)	1,328,233
146,822	FNMA, 12-month LIBOR + 1.731%, 2.434%, 11/01/2035(b)	153,686
493,926	FNMA, 12-month LIBOR + 1.703%, 2.453%, 8/01/2034(b)	500,366
228,333	FNMA, 1-year CMT + 2.287%, 2.462%, 10/01/2033(b)	229,935
126,079	FNMA, 1-year CMT + 2.145%, 2.489%, 9/01/2036(b)	128,731
350,101	FNMA, 1-year CMT + 2.223%, 2.499%, 8/01/2035(b)	351,563
788,164	FNMA, 12-month LIBOR + 1.596%, 2.524%, 7/01/2035(b)	819,859

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$352,898	FNMA, 12-month LIBOR + 1.657%, 2.537%, 8/01/2038(b)	$355,973
396,155	FNMA, 12-month LIBOR + 1.637%, 2.637%, 7/01/2038(b)	403,111
830,879	FNMA, 1-year CMT + 2.273%, 2.648%, 6/01/2037(b)	876,004
450,888	FNMA, 1-year CMT + 2.287%, 2.675%, 6/01/2033(b)	451,115
622,099	FNMA, 6-month LIBOR + 2.143%, 2.731%, 7/01/2037(b)	657,915
61,465	FNMA, 1-year CMT + 2.440%, 2.815%, 8/01/2033(b)	61,865
221,339	FNMA, 12-month LIBOR + 1.675%, 2.844%, 11/01/2036(b)	231,342
2,453,447	FNMA, 1-year CMT + 2.208%, 2.855%, 10/01/2034(b)	2,572,197
1,223,063	FNMA, 1-year CMT + 2.176%, 2.873%, 12/01/2040(b)	1,280,727
1,484,344	FNMA, 1-year CMT + 2.223%, 2.875%, 4/01/2034(b)	1,555,446
69,753	FNMA, 12-month LIBOR + 1.802%, 2.926%, 7/01/2041(b)	70,144
1,238,425	FNMA, 12-month LIBOR + 1.585%, 2.952%, 4/01/2037(b)	1,290,953
421,512	FNMA, 1-year CMT + 2.138%, 3.181%, 6/01/2036(b)	440,335
45,815	FNMA, 12-month LIBOR + 1.754%, 3.231%, 1/01/2037(b)	46,476
241,820	FNMA, 1-year CMT + 2.147%, 3.271%, 9/01/2034(b)	253,047
180,933	FNMA, 1-year CMT + 2.500%, 3.291%, 8/01/2036(b)	192,691
963,685	FNMA, 12-month LIBOR + 1.732%, 3.331%, 9/01/2037(b)	1,012,190
160,547	FNMA, 12-month LIBOR + 2.473%, 3.348%, 6/01/2035(b)	162,792
196,921	FNMA, 1-year CMT + 2.501%, 3.519%, 5/01/2035(b)	208,552
384,414	FNMA, 12-month LIBOR + 1.609%, 3.572%, 4/01/2037(b)	387,504
319,693	FNMA, 1-year CMT + 2.208%, 3.594%, 4/01/2034(b)	323,302
111,780	FNMA, 1-year CMT + 2.154%, 3.654%, 4/01/2033(b)	111,889
457,634	FNMA, 12-month LIBOR + 1.765%, 3.765%, 2/01/2037(b)	458,375
1,024,862	FNMA, 12-month LIBOR + 1.791%, 3.792%, 3/01/2037(b)	1,078,735
151,867	FNMA, 12-month LIBOR + 1.800%, 3.800%, 3/01/2034(b)	159,241
304,792	FNMA, 12-month LIBOR + 1.800%, 3.800%, 12/01/2041(b)	305,804
417,188	FNMA, 1-year CMT + 2.185%, 3.810%, 1/01/2036(b)	433,413

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$998,782	FNMA, 12-month LIBOR + 1.820%, 3.820%, 2/01/2047(b)	$1,060,489

		37,192,040

	Mortgage Related – 2.3%
35,576	FHLMC, 3.000%, 10/01/2026	37,403
263,557	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	285,370
110,931	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	117,563
30,563	FHLMC, 5.500%, 10/01/2023	31,645
175,692	FHLMC, 6.500%, 12/01/2034	203,170
89	FHLMC, 7.500%, 6/01/2026	97
97,470	FNMA, 3.000%, 3/01/2042	106,325
943,479	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,092,132
395,480	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	435,787
187,673	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	193,432
155,290	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	175,117
51,657	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	57,131
2,124,425	GNMA, 1-month LIBOR + 1.754%, 1.874%, 2/20/2061(b)	2,207,773
1,750,303	GNMA, 1-month LIBOR + 1.890%, 2.036%, 2/20/2063(b)	1,817,141
2,001,804	GNMA, 1-month LIBOR + 2.167%, 2.314%, 3/20/2063(b)	2,073,011
735,897	GNMA, 1-month LIBOR + 2.246%, 2.391%, 6/20/2065(b)	790,600
697,150	GNMA, 1-month LIBOR + 2.256%, 2.403%, 5/20/2065(b)	747,351
1,010,920	GNMA, 1-month LIBOR + 2.351%, 2.498%, 2/20/2063(b)	1,055,864
136,942	GNMA, 3.699%, 3/20/2063(a)	138,475
72,526	GNMA, 3.935%, 2/20/2063(a)	73,539
124,742	GNMA, 3.938%, 12/20/2062(a)	127,959
570,086	GNMA, 3.978%, 6/20/2063(a)	585,424
24,100	GNMA, 4.140%, 12/20/2061(a)	26,374
49,161	GNMA, 4.262%, 11/20/2062(a)	49,665

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$82,894	GNMA, 4.283%, 4/20/2063(a)	$88,133
13,504	GNMA, 4.326%, 8/20/2061(a)	15,031
7,951	GNMA, 4.437%, 8/20/2062(a)	8,517
3,161,504	GNMA, 4.466%, 10/20/2065(a)	3,540,631
265,480	GNMA, 4.527%, 7/20/2063(a)	290,212
1,674,172	GNMA, 4.599%, 2/20/2066(a)	1,840,026
2,053,701	GNMA, 4.625%, 3/20/2064(a)	2,220,919
25,253	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(f)	25,855
309,075	GNMA, 4.637%, 1/20/2064(a)	337,472
13,941	GNMA, 4.645%, 2/20/2062(a)	14,578
1,708,357	GNMA, 4.670%, 11/20/2063(a)	1,859,494
1,251,249	GNMA, 4.684%, 5/20/2064(a)	1,356,393
54,519	GNMA, 4.700%, with various maturities from 2061 to 2062(a)(f)	58,162
5,912	GNMA, 4.782%, 4/20/2061(a)	6,090
9,011	GNMA, 6.000%, 12/15/2031	10,677
34,630	GNMA, 6.500%, 5/15/2031	40,944
42,926	GNMA, 7.000%, 10/15/2028	48,175

		24,189,657

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,740,628
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.299%, 10/15/2037, 144A(b)	3,896,226
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,267,067
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,625,950
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,580,198
1,090,936	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,096,457
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,320,000
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,084,926

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.629%, 11/15/2027, 144A(b)	$2,312,022

		19,923,474

	Treasuries – 33.9%
9,405,000	U.S. Treasury Note, 0.125%, 5/31/2022	9,406,837
9,810,000	U.S. Treasury Note, 0.125%, 8/31/2022	9,810,766
21,025,000	U.S. Treasury Note, 0.125%, 9/30/2022	21,025,821
18,650,000	U.S. Treasury Note, 0.250%, 6/30/2025	18,602,646
13,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	13,795,128
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	13,020,477
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	13,546,541
47,425,000	U.S. Treasury Note, 0.375%, 4/30/2025	47,597,286
12,915,000	U.S. Treasury Note, 0.375%, 11/30/2025	12,933,162
4,600,000	U.S. Treasury Note, 0.500%, 3/31/2025	4,642,406
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	21,541,441
27,660,000	U.S. Treasury Note, 1.625%, 8/31/2022	28,347,178
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,665,882
12,480,000	U.S. Treasury Note, 1.750%, 7/15/2022	12,792,000
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,960,993
11,470,000	U.S. Treasury Note, 2.000%, 2/15/2025	12,280,517
6,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	7,356,912
3,340,000	U.S. Treasury Note, 2.250%, 10/31/2024	3,595,980
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	72,686,863
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	11,112,269

		355,721,105

	Total Bonds and Notes (Identified Cost $952,841,768)	968,243,362

Short-Term Investments – 7.5%
12,670,904	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $12,670,904 on 1/04/2021 collateralized by $12,412,200 U.S. Treasury Note, 1.750% due 1/31/2023 valued at $12,924,325 including accrued interest(g)	12,670,904

Principal Amount	Description	Value (†)
$ 27,445,000	U.S. Treasury Bills, 0.030%, 1/07/2021(h)	$27,444,931
38,630,000	U.S. Treasury Bills, 0.005%, 1/12/2021(h)	38,629,657

	Total Short-Term Investments (Identified Cost $78,745,792)	78,745,492

	Total Investments – 99.7% (Identified Cost $1,031,587,560)	1,046,988,854
	Other assets less liabilities – 0.3%	2,937,627

	Net Assets – 100.0%	$1,049,926,481

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2020 is disclosed.
(b)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(c)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $3,286,901 or 0.3% of net assets.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.

(e)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $47,245,401 or 4.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$177,489,959	$3,286,901	(a)	$180,776,860
All Other Bonds and Notes*	—	787,466,502	—		787,466,502

Total Bonds and Notes	—	964,956,461	3,286,901		968,243,362

Short-Term Investments	—	78,745,492	—		78,745,492

Total	$—	$1,043,701,953	$3,286,901		$1,046,988,854

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Bonds and Notes
Collateralized Mortgage Obligations	$2,501,798	$—	$(11,401)	$(29,269)	$328	$(951,186)	$1,776,631	$—	$3,286,901	$(34,216)

Debt securities valued at $1,776,631 were transferred from Level 2 to Level 3 during the period ended December 31, 2020. At September 30, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2020, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Industry Summary at December 31, 2020 (Unaudited)

Treasuries	33.9%
Agency Commercial Mortgage-Backed Securities	28.3
Collateralized Mortgage Obligations	17.2
ABS Car Loan	3.7
Hybrid ARMs	3.6
Mortgage Related	2.3
Other Investments, less than 2% each	3.2
Short-Term Investments	7.5

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%